Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and cash equivalents	$ 365.0	$ 113.0
Restricted cash	5.0	5.0
Restricted cash - Asbestos	45.8	67.6
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$ 415.8	$ 185.6	$ 271.9	$ 318.4